UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON TARGET RETIREMENT SERIES

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

FORM N-Q

APRIL 30, 2014

LEGG MASON TARGET RETIREMENT 2015

Schedules of investments (unaudited)	April 30, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.7%
iShares Trust:
iShares MSCI EAFE Index Fund	5,922	$404,591
iShares Russell 1000 Growth Index Fund	1,223	105,912
iShares Russell 1000 Value Index Fund	2,545	247,832
iShares Russell 2000 Index Fund	825	92,384
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	6,203	116,242	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	20,185	303,979	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	6,938	134,741	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	51,033	574,118	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares	15,557	225,732	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	646	132,494	(a)
ClearBridge Appreciation Fund, Class IS Shares	6,751	131,839	(a)
ClearBridge International Value Fund, Class IS Shares	26,299	304,017	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	8,315	132,205	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	10,458	141,079	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	1,910	78,195
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,119	227,500
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	87,181	1,059,248	(a)
Western Asset High Yield Fund, Class IS Shares	12,039	111,477	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $3,629,086)		4,523,585

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.4%
S&P 500 Index, Put @ 1,525.00		6/19/15	1	3,720
S&P 500 Index, Put @ 1,575.00		6/19/15	1	4,500
S&P 500 Index, Put @ 1,625.00		6/19/15	1	5,420
S&P 500 Index, Put @ 1,650.00		6/19/15	1	5,940

TOTAL PURCHASED OPTIONS (Cost - $24,332)				19,580

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,653,418)				4,543,165

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $1,600,000,000 joint tri-party repurchase agreement dated 4/30/14 with RBS Securities Inc.; Proceeds at maturity - $10,878; (Fully collateralized by various U.S. government obligations, 0.125% to 1.625% due 1/15/15 to 7/15/23; Market value - $11,096)	0.040%	5/1/14	$10,878	10,878
Interest in $459,133,000 joint tri-party repurchase agreement dated 4/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $3,122; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 7/31/14 to 2/15/43; Market value - $3,201)	0.050%	5/1/14	3,122	3,122

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,000)				14,000

TOTAL INVESTMENTS - 99.4% (Cost - $3,667,418#)				4,557,165
Other Assets in Excess of Liabilities - 0.6%				26,281

TOTAL NET ASSETS - 100.0%				$4,583,446

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2020

Schedules of investments (unaudited) (cont’d)	April 30, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.4%
iShares Trust:
iShares MSCI EAFE Index Fund	8,527	$582,565
iShares Russell 1000 Growth Index Fund	1,881	162,895
iShares Russell 1000 Value Index Fund	3,902	379,977
iShares Russell 2000 Index Fund	1,088	121,834
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	8,770	164,357	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	29,063	437,683	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	10,512	204,134	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	65,211	733,621	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares	20,538	298,013	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	995	204,070	(a)
ClearBridge Appreciation Fund, Class IS Shares	10,441	203,916	(a)
ClearBridge International Value Fund, Class IS Shares	37,889	437,995	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	12,842	204,192	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	13,700	184,807	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	2,696	110,374
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	4,076	297,303
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	93,420	1,135,053	(a)
Western Asset High Yield Fund, Class IS Shares	8,205	75,977	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 98.4% (Cost - $4,479,792)		5,938,766

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
Interest in $1,600,000,000 joint tri-party repurchase agreement dated 4/30/14 with RBS Securities Inc.; Proceeds at maturity - $92,466; (Fully collateralized by various U.S. government obligations, 0.125% to 1.625% due 1/15/15 to 7/15/23; Market value - $94,316)	0.040%	5/1/14	$92,466	92,466

Interest in $459,133,000 joint tri-party repurchase agreement dated 4/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $26,534; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 7/31/14 to 2/15/43; Market value - $27,208)	0.050%	5/1/14	26,534	26,534

TOTAL SHORT-TERM INVESTMENTS (Cost - $119,000)				119,000

TOTAL INVESTMENTS - 100.4% (Cost - $4,598,792#)				6,057,766
Liabilities in Excess of Other Assets - (0.4)%				(25,169)

TOTAL NET ASSETS - 100.0%				$6,032,597

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2025

Schedules of investments (unaudited) (cont’d)	April 30, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.1%
iShares Trust:
iShares MSCI EAFE Index Fund	13,101	$895,060
iShares Russell 1000 Growth Index Fund	3,185	275,821
iShares Russell 1000 Value Index Fund	6,626	645,240
iShares Russell 2000 Index Fund	1,514	169,538
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	11,433	214,263	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	44,550	670,925	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	17,873	347,102	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	87,900	988,876	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares	28,818	418,143	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	1,655	339,646	(a)
ClearBridge Appreciation Fund, Class IS Shares	17,670	345,097	(a)
ClearBridge International Value Fund, Class IS Shares	58,148	672,195	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	21,773	346,196	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	11,531	61,115	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	19,094	257,574	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	3,487	142,758
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	5,783	421,812
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	91,229	1,108,430	(a)
Western Asset High Yield Fund, Class IS Shares	3,818	35,354	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 99.1% (Cost - $6,305,594)		8,355,145

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Interest in $1,600,000,000 joint tri-party repurchase agreement dated 4/30/14 with RBS Securities Inc.; Proceeds at maturity - $25,642; (Fully collateralized by various U.S. government obligations, 0.125% to 1.625% due 1/15/15 to 7/15/23; Market value - $26,155)	0.040%	5/1/14	$25,642	25,642

Interest in $459,133,000 joint tri-party repurchase agreement dated 4/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $7,358; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 7/31/14 to 2/15/43; Market value - $7,545)	0.050%	5/1/14	7,358	7,358

TOTAL SHORT-TERM INVESTMENTS (Cost - $33,000)				33,000

TOTAL INVESTMENTS - 99.5% (Cost - $6,338,594#)				8,388,145
Other Assets in Excess of Liabilities - 0.5%				41,115

TOTAL NET ASSETS - 100.0%				$8,429,260

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2030

Schedules of investments (unaudited) (cont’d)	April 30, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.9%
iShares Trust:
iShares MSCI EAFE Index Fund	8,864	$605,589
iShares Russell 1000 Growth Index Fund	2,524	218,578
iShares Russell 1000 Value Index Fund	5,236	509,882
iShares Russell 2000 Index Fund	1,026	114,892
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	5,819	109,040	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	30,343	456,969	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	14,108	273,970	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	60,210	677,358	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	1,336	274,070	(a)
ClearBridge Appreciation Fund, Class IS Shares	13,996	273,335	(a)
ClearBridge International Value Fund, Class IS Shares	39,554	457,244	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	17,255	274,354	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	26,675	141,376	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	12,623	170,282	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	1,773	72,587
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,774	275,276
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	46,055	559,567	(a)
Western Asset High Yield Fund, Class IS Shares	3,692	34,189	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.9% (Cost - $3,967,199#)		5,498,558
Other Assets in Excess of Liabilities - 1.1%		60,253

TOTAL NET ASSETS - 100.0%		$5,558,811

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2035

Schedules of investments (unaudited) (cont’d)	April 30, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.7%
iShares Trust:
iShares MSCI EAFE Index Fund	9,928	$678,281
iShares Russell 1000 Growth Index Fund	3,287	284,654
iShares Russell 1000 Value Index Fund	6,860	668,027
iShares Russell 2000 Index Fund	1,064	119,147
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,888	72,857	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	33,733	508,012	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	18,402	357,366	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	32,085	360,960	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	1,717	352,199	(a)
ClearBridge Appreciation Fund, Class IS Shares	18,375	358,867	(a)
ClearBridge International Value Fund, Class IS Shares	44,188	510,811	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	22,477	357,379	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	50,038	265,203	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	13,471	181,727	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	1,198	49,046
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	4,041	294,751
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	32,335	392,867	(a)
Western Asset High Yield Fund, Class IS Shares	8,355	77,371	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 98.7% (Cost - $4,196,537)		5,889,525

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $1,600,000,000 joint tri-party repurchase agreement dated 4/30/14 with RBS Securities Inc.; Proceeds at maturity - $13,986; (Fully collateralized by various U.S. government obligations, 0.125% to 1.625% due 1/15/15 to 7/15/23; Market value - $14,266)	0.040%	5/1/14	$13,986	13,986
Interest in $459,133,000 joint tri-party repurchase agreement dated 4/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $4,014; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 7/31/14 to 2/15/43; Market value - $4,115)	0.050%	5/1/14	4,014	4,014

TOTAL SHORT-TERM INVESTMENTS (Cost - $18,000)				18,000

TOTAL INVESTMENTS - 99.0% (Cost - $4,214,537#)				5,907,525
Other Assets in Excess of Liabilities - 1.0%				59,274

TOTAL NET ASSETS - 100.0%				$5,966,799

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2040

Schedules of investments (unaudited) (cont’d)	April 30, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.0%
iShares Trust:
iShares MSCI EAFE Index Fund	11,123	$759,923
iShares Russell 1000 Growth Index Fund	4,641	401,911
iShares Russell 1000 Value Index Fund	9,625	937,283
iShares Russell 2000 Index Fund	1,193	133,592
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,300	61,844	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	37,907	570,878	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	25,915	503,267	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	2,452	503,099	(a)
ClearBridge Appreciation Fund, Class IS Shares	25,740	502,704	(a)
ClearBridge International Value Fund, Class IS Shares	49,413	571,216	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	31,532	501,363	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	48,903	259,185	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	14,908	201,109	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	1,013	41,472
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	4,489	327,428
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	12,992	157,853	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 99.0% (Cost - $4,550,350)		6,434,127

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Interest in $1,600,000,000 joint tri-party repurchase agreement dated 4/30/14 with RBS Securities Inc.; Proceeds at maturity - $63,716; (Fully collateralized by various U.S. government obligations, 0.125% to 1.625% due 1/15/15 to 7/15/23; Market value - $64,991)	0.040%	5/1/14	$63,716	63,716
Interest in $459,133,000 joint tri-party repurchase agreement dated 4/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $18,284; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 7/31/14 to 2/15/43; Market value - $18,748)	0.050%	5/1/14	18,284	18,284

TOTAL SHORT-TERM INVESTMENTS (Cost - $82,000)				82,000

TOTAL INVESTMENTS - 100.2% (Cost - $4,632,350#)				6,516,127
Liabilities in Excess of Other Assets - (0.2)%				(14,626)

TOTAL NET ASSETS - 100.0%				$6,501,501

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2045

Schedules of investments (unaudited) (cont’d)	April 30, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.4%
iShares Trust:
iShares MSCI EAFE Index Fund	5,617	$383,753
iShares Russell 1000 Growth Index Fund	2,768	239,709
iShares Russell 1000 Value Index Fund	5,741	559,059
iShares Russell 2000 Index Fund	1,057	118,363
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	5,614	105,213	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	19,125	288,022	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	15,542	301,822	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	1,452	297,827	(a)
ClearBridge Appreciation Fund, Class IS Shares	15,368	300,139	(a)
ClearBridge International Value Fund, Class IS Shares	24,783	286,491	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	18,808	299,050	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	24,389	129,259	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	13,329	179,812	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	1,750	71,645
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,684	195,771
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	9,704	117,909	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 98.4% (Cost - $2,740,379)		3,873,844

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Interest in $1,600,000,000 joint tri-party repurchase agreement dated 4/30/14 with RBS Securities Inc.; Proceeds at maturity - $12,432; (Fully collateralized by various U.S. government obligations, 0.125% to 1.625% due 1/15/15 to 7/15/23; Market value - $12,681)	0.040%	5/1/14	$12,432	12,432
Interest in $459,133,000 joint tri-party repurchase agreement dated 4/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $3,568; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 7/31/14 to 2/15/43; Market value - $3,658)	0.050%	5/1/14	3,568	3,568

TOTAL SHORT-TERM INVESTMENTS (Cost - $16,000)				16,000

TOTAL INVESTMENTS - 98.8% (Cost - $2,756,379#)				3,889,844
Other Assets in Excess of Liabilities - 1.2%				46,929

TOTAL NET ASSETS - 100.0%				$3,936,773

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2050

Schedules of investments (unaudited) (cont’d)	April 30, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.2%
iShares Trust:
iShares MSCI EAFE Index Fund	6,182	$422,354
iShares Russell 1000 Growth Index Fund	3,064	265,342
iShares Russell 1000 Value Index Fund	6,364	619,726
iShares Russell 2000 Index Fund	1,192	133,480
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	6,300	118,059	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	21,104	317,824	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	17,111	332,289	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	1,619	332,283	(a)
ClearBridge Appreciation Fund, Class IS Shares	16,998	331,972	(a)
ClearBridge International Value Fund, Class IS Shares	27,437	317,167	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	20,915	332,543	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares	27,179	144,051	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	14,888	200,839	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	1,937	79,301
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,947	214,954
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	10,846	131,778	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 98.2% (Cost - $3,181,266)		4,293,962

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
Interest in $1,600,000,000 joint tri-party repurchase agreement dated 4/30/14 with RBS Securities Inc.; Proceeds at maturity - $26,419; (Fully collateralized by various U.S. government obligations, 0.125% to 1.625% due 1/15/15 to 7/15/23; Market value - $26,947)	0.040%	5/1/14	$26,419	26,419
Interest in $459,133,000 joint tri-party repurchase agreement dated 4/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $7,581; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 7/31/14 to 2/15/43; Market value - $7,774)	0.050%	5/1/14	7,581	7,581

TOTAL SHORT-TERM INVESTMENTS (Cost - $34,000)				34,000

TOTAL INVESTMENTS - 99.0% (Cost - $3,215,266#)				4,327,962
Other Assets in Excess of Liabilities - 1.0%				44,986

TOTAL NET ASSETS - 100.0%				$4,372,948

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT FUND

Schedules of investments (unaudited) (cont’d)	April 30, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 93.3%
iShares Trust:
iShares MSCI EAFE Index Fund	5,441	$371,729
iShares Russell 1000 Growth Index Fund	768	66,509
iShares Russell 1000 Value Index Fund	1,594	155,224
iShares Russell 2000 Index Fund	1,216	136,168
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	6,805	127,534	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	18,546	279,298	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	4,291	83,335	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	74,585	839,076	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares	21,842	316,928	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	416	85,388	(a)
ClearBridge Appreciation Fund, Class IS Shares	4,410	86,131	(a)
ClearBridge International Value Fund, Class IS Shares	24,175	279,467	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	5,244	83,387	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	14,947	201,631	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	2,098	85,892
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	4,312	314,517
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	194,168	2,359,137	(a)
Western Asset High Yield Fund, Class IS Shares	45,024	416,923	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 93.3% (Cost - $5,436,863#)		6,288,274
Other Assets in Excess of Liabilities - 6.7%		449,516

TOTAL NET ASSETS - 100.0%		$6,737,790

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”) and Legg Mason Target Retirement Fund (“Retirement Fund”) (each, a “Fund” and collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Retirement 2015

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Investments in underlying funds	$4,523,585	—	—	$4,523,585
Purchased options	19,580	—	—	19,580

Total long-term investments	$4,543,165	—	—	$4,543,165

Short-term investments†	—	$14,000	—	14,000

Total investments	$4,543,165	$14,000	—	$4,557,165

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2020

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$5,938,766	—	—	$5,938,766
Short-term investments†	—	$119,000	—	119,000

Total investments	$5,938,766	$119,000	—	$6,057,766

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2025

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$8,355,145	—	—	$8,355,145
Short-term investments†	—	$33,000	—	33,000

Total investments	$8,355,145	$33,000	—	$8,388,145

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Retirement 2030

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$5,498,558	—	—	$5,498,558

† See Schedules of Investments for additional detailed categorizations.

Retirement 2035
ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$5,889,525	—	—	$5,889,525
Short-term investments†	—	$18,000	—	18,000

Total investments	$5,889,525	$18,000	—	$5,907,525

† See Schedules of Investments for additional detailed categorizations.

Retirement 2040
ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$6,434,127	—	—	$6,434,127
Short-term investments†	—	$82,000	—	82,000

Total investments	$6,434,127	$82,000	—	$6,516,127

† See Schedules of Investments for additional detailed categorizations.

Retirement 2045
ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$3,873,844	—	—	$3,873,844
Short-term investments†	—	$16,000	—	16,000

Total investments	$3,873,844	$16,000	—	$3,889,844

† See Schedules of Investments for additional detailed categorizations.

Retirement 2050
ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$4,293,962	—	—	$4,293,962
Short-term investments†	—	$34,000	—	34,000

Total investments	$4,293,962	$34,000	—	$4,327,962

† See Schedules of Investments for additional detailed categorizations.

Retirement Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$6,288,274	—	—	$6,288,274

† See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Purchased options. When the Funds purchases an option, an amount equal to the premium paid by the Funds is recorded as an investment, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Funds realize a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(d) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Retirement 2015	$894,499	$(4,752)	$889,747
Retirement 2020	1,458,974	—	1,458,974
Retirement 2025	2,050,519	(968)	2,049,551
Retirement 2030	1,531,359	—	1,531,359
Retirement 2035	1,694,052	(1,064)	1,692,988
Retirement 2040	1,883,777	—	1,883,777
Retirement 2045	1,133,465	—	1,133,465
Retirement 2050	1,112,876	(180)	1,112,696
Retirement Fund	851,411	—	851,411

Notes to Schedules of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at April 30, 2014.

Retirement 2015

Primary Underlying Risk	Purchased Options, at Value
Equity Risk	$19,580

During the period ended April 30, 2014, the volume of derivative activity for the Fund was as follows:

Retirement 2015

Average Market Value
Purchased options	$19,121

During the period ended April 30, 2014, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund did not invest directly in any derivative instruments.

4. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2014. The following transactions were effected in shares of such Underlying Funds for the period ended April 30, 2014.

		Purchased		Sold
Retirement 2015	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at April 30, 2014	Realized Gain/(Loss) from Sale of Affiliated Underlying Funds
Legg Mason Batterymarch Emerging Markets Trust	$113,116	$10,400	557	$13,325	673	—	—	—	$116,242	$(825)
Legg Mason Batterymarch International Equity Trust	287,352	40,600	2,739	38,330	2,578	—	—	—	303,979	470
Legg Mason BW Diversified Large Cap Value Fund	126,753	11,900	636	12,680	689	—	—	—	134,741	220

Legg Mason BW Global Opportunities Bond Fund	554,758	49,474	4,464	57,964	5,278	$3,220	—	—	574,118	(364)
Legg Mason Strategic Real Return Fund	217,577	16,400	1,146	19,627	1,378	—	—	—	225,732	(27)
ClearBridge Aggressive Growth Fund	127,109	20,800	102	19,117	99	—	—	—	132,494	1,583
ClearBridge Appreciation Fund	127,072	11,500	599	13,207	695	—	—	—	131,839	193
ClearBridge International Value Fund	286,877	38,900	3,418	34,369	3,034	—	—	—	304,017	731
Legg Mason Batterymarch U.S. Large Cap Equity Fund	126,867	15,300	990	17,043	1,127	—	—	—	132,205	557
Royce Value Fund	134,897	12,600	958	13,404	1,014	—	—	—	141,079	(4)
Western Asset Core Bond Fund	1,022,877	124,810	10,333	100,847	8,392	7,720	—	—	1,059,248	53
Western Asset High Yield Fund	108,571	8,122	880	7,070	772	1,604	—	—	111,477	30

	$3,233,826	$360,806	—	$346,983	—	$12,544	$—	—	$3,367,171	$2,617

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at April 30, 2014	Realized Gain/(Loss) from Sale of Affiliated Underlying Funds
Retirement 2020		Cost	Shares	Cost	Shares
Legg Mason Batterymarch Emerging Markets Trust	$153,348	$20,400	1,108	$17,772	905	—	—	—	$164,357	$(772)
Legg Mason Batterymarch International Equity Trust	402,180	49,700	3,360	34,641	2,323	—	—	—	437,683	159
Legg Mason BW Diversified Large Cap Value Fund	187,879	15,200	810	12,372	661	—	—	—	204,134	328
Legg Mason BW Global Opportunities Bond Fund	683,498	64,061	5,809	49,175	4,476	$4,189	—	—	733,621	825
Legg Mason Strategic Real Return Fund	275,852	20,600	1,439	13,107	919	—	—	—	298,013	193
ClearBridge Aggressive Growth Fund	188,421	30,900	152	22,065	110	—	—	—	204,070	935
ClearBridge Appreciation Fund	188,419	20,300	1,057	14,712	768	—	—	—	203,916	188
ClearBridge International Value Fund	401,490	53,700	4,710	35,498	3,089	—	—	—	437,995	102
Legg Mason Batterymarch U.S. Large Cap Equity Fund	188,154	18,400	1,180	13,579	873	—	—	—	204,192	221
Royce Value Fund	169,950	23,800	1,796	17,901	1,342	—	—	—	184,807	299
Western Asset Core Bond Fund	1,055,226	164,835	13,670	98,631	8,186	8,443	—	—	1,135,053	269
Western Asset High Yield Fund	70,423	7,003	758	2,697	292	1,090	—	—	75,977	3

	$3,964,840	$488,899	—	$332,150	—	$13,722	$—	—	$4,283,818	$2,750

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at April 30, 2014	Realized Gain/(Loss) from Sale of Affiliated Underlying Funds
Retirement 2025		Cost	Shares	Cost	Shares
Legg Mason Batterymarch Emerging Markets Trust	$200,282	$13,100	711	$9,706	467	—	—	—	$214,263	$(806)
Legg Mason Batterymarch International Equity Trust	610,265	80,900	5,463	51,553	3,440	—	—	—	670,925	147
Legg Mason BW Diversified Large Cap Value Fund	316,671	34,300	1,855	26,973	1,449	—	—	—	347,102	727
Legg Mason BW Global Opportunities Bond Fund	917,333	83,714	7,709	61,175	5,541	$5,814	—	—	988,876	(75)
Legg Mason Strategic Real Return Fund	386,007	25,400	1,802	14,174	996	—	—	—	418,143	126
ClearBridge Aggressive Growth Fund	317,668	42,200	209	32,421	161	—	—	—	339,646	1,279
ClearBridge Appreciation Fund	317,638	36,200	1,909	25,793	1,353	—	—	—	345,097	507
ClearBridge International Value Fund	609,207	86,800	7,625	51,891	4,509	—	—	—	672,195	209
Legg Mason Batterymarch U.S. Large Cap Equity Fund	317,182	34,800	2,273	25,134	1,631	—	—	—	346,196	566
Western Asset Emerging Markets Debt Fund	56,212	3,181	621	1,362	265	481	—	—	61,115	38
Royce Value Fund	237,566	28,800	2,223	21,584	1,645	—	—	—	257,574	616
Western Asset Core Bond Fund	1,028,582	133,513	11,106	67,574	5,592	8,321	—	—	1,108,430	(174)
Western Asset High Yield Fund	32,635	2,222	243	100	11	516	—	—	35,354	—

	$5,347,248	$605,130	—	$389,440	—	$15,132	$—	—	$5,804,916	$3,160

Notes to Schedules of Investments (unaudited) (continued)

		Purchased		Sold
Retirement 2030	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at April 30, 2014	Realized Gain/(Loss) from Sale of Affiliated Underlying Funds
Legg Mason Batterymarch Emerging Markets Trust	$98,634	$16,700	904	$12,426	595	—	—	—	$109,040	$(1,426)
Legg Mason Batterymarch International Equity Trust	408,817	84,000	5,618	56,570	3,764	—	—	—	456,969	(370)
Legg Mason BW Diversified Large Cap Value Fund	246,516	49,500	2,627	39,510	2,116	—	—	—	273,970	790
Legg Mason BW Global Opportunities Bond Fund	619,720	143,673	13,009	118,741	10,717	$3,873	—	—	677,358	(41)
ClearBridge Aggressive Growth Fund	247,218	52,400	256	33,394	170	—	—	—	274,070	2,006
ClearBridge Appreciation Fund	247,195	50,900	2,655	37,804	1,978	—	—	—	273,335	396
ClearBridge International Value Fund	408,165	84,600	7,375	54,027	4,692	—	—	—	457,244	(127)
Legg Mason Batterymarch U.S. Large Cap Equity Fund	246,891	52,000	3,340	37,541	2,533	—	—	—	274,354	2,159
Western Asset Emerging Markets Debt Fund	128,231	26,237	5,017	19,949	3,835	1,037	—	—	141,376	151
Royce Value Fund	152,975	28,200	2,132	18,934	1,432	—	—	—	170,282	266
Western Asset Core Bond Fund	511,304	129,003	10,685	87,295	7,239	4,060	—	—	559,567	105
Western Asset High Yield Fund	30,662	5,281	573	2,297	250	475	—	—	34,189	3

	$3,346,328	$722,494	—	$518,488	—	$9,445	$—	—	$3,701,754	$3,912

		Purchased		Sold
Retirement 2035	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at April 30, 2014	Realized Gain/(Loss) from Sale of Affiliated Underlying Funds
Legg Mason Batterymarch Emerging Markets Trust	$71,393	$5,100	277	$7,949	377	—	—	—	$72,857	$(749)
Legg Mason Batterymarch International Equity Trust	484,803	55,100	3,746	56,221	3,797	—	—	—	508,012	679
Legg Mason BW Diversified Large Cap Value Fund	341,927	21,000	1,131	29,455	1,589	—	—	—	357,366	1,045
Legg Mason BW Global Opportunities Bond Fund	349,121	35,874	3,257	44,460	3,800	$2,174	—	—	360,960	(2,160)
ClearBridge Aggressive Growth Fund	342,992	40,800	202	42,182	220	—	—	—	352,199	3,618
ClearBridge Appreciation Fund	342,966	23,800	1,261	25,915	1,365	—	—	—	358,867	385
ClearBridge International Value Fund	483,987	63,000	5,550	57,831	5,083	—	—	—	510,811	769
Legg Mason Batterymarch U.S. Large Cap Equity Fund	342,506	22,000	1,435	26,916	1,777	—	—	—	357,379	1,084
Western Asset Emerging Markets Debt Fund	255,438	20,942	4,012	26,168	4,757	2,142	—	—	265,203	(1,068)
Royce Value Fund	173,995	10,000	772	11,347	863	—	—	—	181,727	453
Western Asset Core Bond Fund	383,231	45,455	3,769	40,669	3,370	3,022	—	—	392,867	131
Western Asset High Yield Fund	74,505	3,947	428	2,387	260	1,134	—	—	77,371	13

	$3,646,864	$347,018	—	$371,500	—	$8,472	$—	—	$3,795,619	$4,200

Notes to Schedules of Investments (unaudited) (continued)

		Purchased		Sold
Retirement 2040	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at April 30, 2014	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Legg Mason Batterymarch Emerging Markets Trust	$54,537	$8,200	437	$3,496	184	—	—	—	$61,844	$4
Legg Mason Batterymarch International Equity Trust	494,419	84,000	5,624	32,634	2,171	—	—	—	570,878	(134)
Legg Mason BW Diversified Large Cap Value Fund	436,313	66,000	3,511	31,153	1,662	—	—	—	503,267	247
ClearBridge Aggressive Growth Fund	437,635	86,000	420	35,731	182	—	—	—	503,099	1,769
ClearBridge Appreciation Fund	437,598	70,400	3,652	28,851	1,489	—	—	—	502,704	49
ClearBridge International Value Fund	493,538	91,200	7,961	36,135	3,131	—	—	—	571,216	(35)
Legg Mason Batterymarch U.S. Large Cap Equity Fund	437,042	74,400	4,781	36,253	2,366	—	—	—	501,363	647
Western Asset Emerging Markets Debt Fund	226,219	49,916	9,566	29,775	5,637	$1,916	—	—	259,185	(375)
Royce Value Fund	174,275	30,200	2,270	12,648	945	—	—	—	201,109	52
Western Asset Core Bond Fund	138,349	31,032	2,571	13,324	1,108	1,118	—	—	157,853	76

	$3,329,925	$591,348	—	$260,000	—	$3,034	$—	—	$3,832,518	$2,300

		Purchased		Sold
Retirement 2045	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at April 30, 2014	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Legg Mason Batterymarch Emerging Markets Trust	$91,983	$14,900	813	$6,829	338	—	—	—	$105,213	$(529)
Legg Mason Batterymarch International Equity Trust	243,401	46,100	3,145	14,655	982	—	—	—	288,022	45
Legg Mason BW Diversified Large Cap Value Fund	255,550	41,200	2,235	14,595	788	—	—	—	301,822	305
ClearBridge Aggressive Growth Fund	256,255	51,100	254	19,643	98	—	—	—	297,827	857
ClearBridge Appreciation Fund	256,283	41,200	2,191	12,019	631	—	—	—	300,139	81
ClearBridge International Value Fund	242,984	46,400	4,112	14,727	1,279	—	—	—	286,491	(27)
Legg Mason Batterymarch U.S. Large Cap Equity Fund	255,910	39,200	2,578	12,515	819	—	—	—	299,050	285
Western Asset Emerging Markets Debt Fund	111,598	18,960	3,666	8,228	1,463	$960	—	—	129,259	(528)
Royce Value Fund	154,258	24,800	1,919	8,047	613	—	—	—	179,812	153
Western Asset Core Bond Fund	102,303	19,668	1,633	5,577	454	858	—	—	117,909	(77)

	$1,970,525	$343,528	—	$116,835	—	$1,818	$—	—	$2,305,544	$565

Notes to Schedules of Investments (unaudited) (continued)

		Purchased		Sold
Retirement 2050	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at April 30, 2014	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Legg Mason Batterymarch Emerging Markets Trust	$105,275	$14,200	772	$7,263	353	—	—	—	$118,059	$(563)
Legg Mason Batterymarch International Equity Trust	278,427	40,800	2,757	15,972	1,056	—	—	—	317,824	(172)
Legg Mason BW Diversified Large Cap Value Fund	292,339	33,700	1,805	15,453	819	—	—	—	332,289	47
ClearBridge Aggressive Growth Fund	293,225	46,400	227	18,485	91	—	—	—	332,283	415
ClearBridge Appreciation Fund	293,145	33,200	1,743	10,345	539	—	—	—	331,972	55
ClearBridge International Value Fund	277,988	39,600	3,474	13,364	1,149	—	—	—	317,167	(64)
Legg Mason Batterymarch U.S. Large Cap Equity Fund	292,726	35,500	2,297	13,783	884	—	—	—	332,543	17
Western Asset Emerging Markets Debt Fund	127,685	16,595	3,194	7,979	1,400	$1,095	—	—	144,051	(679)
Royce Value Fund	176,434	20,500	1,565	5,786	429	—	—	—	200,839	14
Western Asset Core Bond Fund	117,116	18,962	1,574	5,998	488	951	—	—	131,778	(98)

	$2,254,360	$299,457	—	$114,428	—	$2,046	$—	—	$2,558,805	$(1,028)

		Purchased		Sold
Retirement Fund	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at April 30, 2014	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Legg Mason Batterymarch Emerging Markets Trust	$126,510	$4,000	220	$9,217	483	—	—	—	$127,534	$(117)
Legg Mason Batterymarch International Equity Trust	271,022	15,100	1,027	20,210	1,368	—	—	—	279,298	290
Legg Mason BW Diversified Large Cap Value Fund	80,976	1,400	74	4,664	249	—	—	—	83,335	136
Legg Mason BW Global Opportunities Bond Fund	826,580	22,317	2,035	52,206	4,700	$4,932	—	—	839,076	(106)
Legg Mason Strategic Real Return Fund	307,962	2,000	140	9,157	646	—	—	—	316,928	43
ClearBridge Aggressive Growth Fund	81,220	4,800	24	3,514	19	—	—	—	85,388	386
ClearBridge Appreciation Fund	81,257	2,200	116	1,600	84	—	—	—	86,131	—
ClearBridge International Value Fund	270,624	12,400	1,086	15,384	1,358	—	—	—	279,467	316
Legg Mason Batterymarch U.S. Large Cap Equity Fund	81,137	2,500	162	4,956	324	—	—	—	83,387	144
Royce Value Fund	195,407	9,000	700	13,014	983	—	—	—	201,631	86
Western Asset Core Bond Fund	2,324,694	137,817	11,458	132,404	11,015	17,921	—	—	2,359,137	596
Western Asset High Yield Fund	407,036	11,725	1,271	8,981	976	6,157	—	—	416,923	19

	$5,054,425	$225,259	—	$275,307	—	$29,010	$—	—	$5,158,235	$1,793

5. Subsequent event

The Funds’ Board of Trustees has determined that it is in the best interests of the Funds and their respective shareholders to terminate the Funds. The Funds are expected to cease operations during the fourth quarter of 2014. Before the termination is effected, and at the discretion of fund management, the assets of the Funds will be liquidated and the Funds will cease to pursue their investment objective.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	June 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 25, 2014